Other Equity Matters - Dividend Payment (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
8.50% Series A Cumulative Redeemable Perpetual Preference Shares
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 2.12	$ 2.12	$ 2.12
Dividends	$ 7.2	$ 7.2	$ 7.2
8.00% Series B Cumulative Redeemable Perpetual Preference Shares
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 2.00	$ 2.00	$ 2.00
Dividends	$ 11.6	$ 11.6	$ 11.6
7.375% Series C Cumulative Redeemable Perpetual Preference Shares
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 1.84	$ 1.84	$ 1.84
Dividends	$ 12.8	$ 12.8	$ 12.8
6.875% Series D Cumulative Redeemable Perpetual Preference Shares
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 1.72	$ 1.72	$ 1.72
Dividends	$ 10.4	$ 10.4	$ 10.4
5.75% Series E Cumulative Redeemable Perpetual Preference Shares
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 1.44	$ 1.44	$ 1.44
Dividends	$ 10.1	$ 10.1	$ 10.1
Preferred Shares
Dividends Payable [Line Items]
Dividends	$ 52.1	$ 52.1	$ 52.1